Notes and Accounts Receivable, Net - Summary of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Jun. 30, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of information about of trade accounts and notes receivables [line items]
Less: Loss allowance	$ (291.1)		$ (246.6)	$ (340.2)	$ (325.3)
Notes and accounts receivable	177,475.5	$ 6,358.9	145,480.3
Trade receivables [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	174,295.7		142,525.0
Trade receivables [member] | Amortized cost [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Less: Loss allowance	(291.1)		(246.6)
Notes and accounts receivable	174,586.8		142,771.6
Trade receivables [member] | FVTOCI [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 3,179.8		$ 2,955.3